UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
                                               -----------------

Check here if Amendment [ ];                   Amendment Number: ___
  This Amendment (Check only one):
       [ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Spencer Capital Management, LLC
Address:  1995 Broadway
          Suite 1801
          New York, NY 10023

Form 13F File Number: 28-____________

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Kenneth H. Shubin Stein
Title:  Managing Member, Spencer Capital Management, LLC
Phone:  (212) 586-4190

Signature, Place, and Date of Signing:


/s/ Kenneth Shubin Stein     New York, New York     February 14, 2007
------------------------     ------------------     -----------------
[Signature]                  [City, State]          [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 20

Form 13F Information Table Value Total: $ 269,307 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                      FORM 13F INFORMATION TABLE

------------------------- -------- ------------ --------- ------------------------- ------------ ---------- ------------------------
        Column 1          Column 2  Column 3    Column 4           Column 5          Column 6     Column 7         Column 8
------------------------- -------- ------------ --------- ------------------------- ------------ ---------- ------------------------
     Name of Issuer       Title of    CUSIP      Value    Shrs /     SH /  Put/Call  Investment     Other       Voting Authority
                            Class               (x$1000)  Prn Amt    PRN             Discretion   Managers
------------------------- -------- ------------ --------- ---------- ---- --------- ------------ ---------- ----- ---------- -------
                                                                                                             Sole  Shared     None
------------------------- -------- ------------ --------- ---------- ---- --------- ------------ ---------- ----- ---------- -------

CALL/AXP(VAXAF)        @
30    EXP01/17/2009         CALL      025816109     260     80         SH   CALL     DEFINED        N/A            80
------------------------- -------- ------------ --------- ---------- ---- --------- ------------ ---------- ----- ---------- -------
THE BANCORP INC CMN          COM      05969A105    21,868   738,781    SH            DEFINED        N/A            738,781
------------------------- -------- ------------ --------- ---------- ---- --------- ------------ ---------- ----- ---------- -------
BERKSHIRE HATHAWAY INC
CL-A (DEL) CLASS A           COM      084670108    4,620    42         SH            DEFINED        N/A            42
------------------------- -------- ------------ --------- ---------- ---- --------- ------------ ---------- ----- ---------- -------
BROOKFIELDS ASSET MGMT
INC CMN                      COM      112585104    19,754   410,000    SH            DEFINED        N/A            410,000
------------------------- -------- ------------ --------- ---------- ---- --------- ------------ ---------- ----- ---------- -------
CELEBRATE EXPRESS, INC.
CMN                          COM      15100A104    13,907   1,200,697  SH            DEFINED        N/A            1,200,697
------------------------- -------- ------------ --------- ---------- ---- --------- ------------ ---------- ----- ---------- -------
CROSSTEX ENERGY, INC. CM     COM      22765Y104    31,721   1,000,968  SH            DEFINED        N/A            1,000,968
------------------------- -------- ------------ --------- ---------- ---- --------- ------------ ---------- ----- ---------- -------
PUT/IWM(WOIMP)         @
68    EXP01/19/2008          PUT      464287655    1,627    6,198      SH    PUT     DEFINED        N/A            6,198
------------------------- -------- ------------ --------- ---------- ---- --------- ------------ ---------- ----- ---------- -------
PUT/IWM(WOIMV)         @
74    EXP01/19/2008          PUT      464287655    2,772    6,600      SH    PUT     DEFINED        N/A            6,600
------------------------- -------- ------------ --------- ---------- ---- --------- ------------ ---------- ----- ---------- -------
PUT/JPM(WJPMI)         @
45    EXP01/19/2008          PUT      46625H100    2,961    13,306     SH    PUT     DEFINED        N/A            13,306
------------------------- -------- ------------ --------- ---------- ---- --------- ------------ ---------- ----- ---------- -------
PUT/QQQQ(YWZMP)        @
42    EXP01/19/2008          PUT      631100104    3,080    14,000     SH    PUT     DEFINED        N/A            14,000
------------------------- -------- ------------ --------- ---------- ---- --------- ------------ ---------- ----- ---------- -------
RESOURCE AMERICA INC
CL-A CMN CLASS A             COM      761195205    64,492   2,442,872  SH            DEFINED        N/A            2,442,872
------------------------- -------- ------------ --------- ---------- ---- --------- ------------ ---------- ----- ---------- -------
SEARS HOLDINGS
CORPORATION CMN              COM      812350106    13,031   77,600     SH            DEFINED        N/A            77,600
------------------------- -------- ------------ --------- ---------- ---- --------- ------------ ---------- ----- ---------- -------
CALL/SHLD(KTQAB)       @
110   EXP01/20/2007         CALL      812350106    21,077   3,609      SH   CALL     DEFINED        N/A            3,609
------------------------- -------- ------------ --------- ---------- ---- --------- ------------ ---------- ----- ---------- -------
SIRVA, INC. CMN              COM      82967Y104    3,103    891,664    SH            DEFINED        N/A            891,664
------------------------- -------- ------------ --------- ---------- ---- --------- ------------ ---------- ----- ---------- -------
TYCO INTERNATIONAL LTD.
CMN                          COM      902124106    4,329    142,400    SH            DEFINED        N/A            142,400
------------------------- -------- ------------ --------- ---------- ---- --------- ------------ ---------- ----- ---------- -------
CALL/TYC(WPAAF)        @
30    EXP01/19/2008         CALL      902124106    2,398    6,850      SH   CALL     DEFINED        N/A            6,850
------------------------- -------- ------------ --------- ---------- ---- --------- ------------ ---------- ----- ---------- -------
CALL/TYC(WPAAD)        @
20    EXP01/19/2008         CALL      902124106    22,167   19,530     SH   CALL     DEFINED        N/A            19,530
------------------------- -------- ------------ --------- ---------- ---- --------- ------------ ---------- ----- ---------- -------
CALL/WMT(VWTAH)        @
40    EXP01/17/2009         CALL      931142103     166     156        SH   CALL     DEFINED        N/A            156
------------------------- -------- ------------ --------- ---------- ---- --------- ------------ ---------- ----- ---------- -------
WESTERN UNION COMPANY
(THE) CMN                    COM      959802109    33,630   1,500,000  SH            DEFINED        N/A            1,500,000
------------------------- -------- ------------ --------- ---------- ---- --------- ------------ ---------- ----- ---------- -------
CALL/TK(OXGAF)         @
30    EXP01/17/2009         CALL      Y8564W103    2,344    1,479      SH   CALL     DEFINED        N/A            1,479
------------------------- -------- ------------ --------- ---------- ---- --------- ------------ ---------- ----- ---------- -------

REPORT SUMMARY       20 DATA RECORDS        $269,307                        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED